Intangible Assets other than Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets other than Goodwill [Abstract]
Intangible Assets other than Goodwill
21.	Intangible Assets other than Goodwill

(1)	Intangible assets as of December 31, 2016 and 2017 are as follows:

		2016
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	458,382	(595)	(365,161)	—	92,626
Licenses and franchises		3,398	—	(3,398)	—	—
Copyrights, patents rights and other industrial rights		35,756	—	(15,675)	—	20,081
Mining rights		549,371	—	(10,511)	—	538,860
Development expenditures		785,966	(5,152)	(723,561)	—	57,253
Intangible assets under Development		119,474	(11,090)	—	(3,941)	104,443
Usage rights of donated assets and other		426,346	(21)	(342,244)	—	84,081
Leasehold rights		23,350	—	(18,718)	—	4,632
Greenhouse gas emissions rights		6,283	—	—	—	6,283
Others		173,213	—	(88,527)	(12,124)	72,562

	￦	2,581,539	(16,858)	(1,567,795)	(16,065)	980,821

		2017
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	534,191	(486)	(408,300)	—	125,405
Licenses and franchises		3,398	—	(3,398)	—	—
Copyrights, patents rights and other industrial rights		43,857	—	(19,876)	—	23,981
Mining rights		553,876	—	(14,243)	—	539,633
Development expenditures		836,996	(3,702)	(752,478)	—	80,816
Intangible assets under development		143,851	(10,540)	—	(3,941)	129,370
Usage rights of donated assets and other		459,682	(11)	(358,024)	—	101,647
Leasehold rights		24,306	—	(19,262)	—	5,044
Others		297,289	—	(103,995)	(12,069)	181,225

	￦	2,897,446	(14,739)	(1,679,576)	(16,010)	1,187,121

(2)	Changes in intangible assets for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance
		In millions of won
Software	￦	57,886	18,267	—	(32,378)	—	49,446	93,221
(Government grants)		(699)	—	—	249	—	(145)	(595)
Copyrights, patents rights and other industrial rights		21,875	85	(39)	(2,697)	—	857	20,081
Mining rights		499,537	26,311	—	(899)	—	13,911	538,860
Development expenditures		51,807	212	—	(21,993)	—	32,379	62,405
(Government grants)		(6,835)	—	—	2,771	—	(1,088)	(5,152)
Intangible assets under development		94,886	66,588	—	—	(3,945)	(41,996)	115,533
(Government grants)		(10,483)	(1,597)	—	—	—	990	(11,090)
Usage rights of donated assets and other		48,591	—	—	(15,513)	—	51,024	84,102
(Government grants)		(32)	—	—	11	—	—	(21)
Leasehold rights		745	—	—	(351)	—	4,238	4,632
Greenhouse gas emissions rights		805	6,283	—	—	—	(805)	6,283
Others		97,750	8,273	(550)	(8,916)	3	(23,998)	72,562
(Government grants)		(1)	—	—	1	—	—	—

	￦	855,832	124,422	(589)	(79,715)	(3,942)	84,813	980,821

		2017
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance
		In millions of won
Software	￦	93,221	12,700	(5)	(44,809)	—	64,784	125,891
(Government grants)		(595)	(17)	—	255	—	(129)	(486)
Copyrights, patents rights and other industrial rights		20,081	30	(7)	(3,350)	—	7,227	23,981
Mining rights		538,860	26,751	(272)	(4,640)	—	(21,066)	539,633
Development expenditures		62,405	494	—	(25,924)	—	47,543	84,518
(Government grants)		(5,152)	—	—	2,811	—	(1,361)	(3,702)
Intangible assets under development		115,533	56,527	—	—	(20)	(32,130)	139,910
(Government grants)		(11,090)	—	—	—	—	550	(10,540)
Usage rights of donated assets and other		84,102	—	—	(14,462)	—	32,018	101,658
(Government grants)		(21)	—	—	10	—	—	(11)
Leasehold rights		4,632	—	—	(545)	—	957	5,044
Greenhouse gas emissions rights		6,283	—	—	—	—	(6,283)	—
Others		72,562	47,402	(377)	(23,018)	54	84,602	181,225
(Government grants)		—	—	—	—	—	—	—

	￦	980,821	143,887	(661)	(113,672)	34	176,712	1,187,121

(3)	Significant specific intangible assets as of December 31, 2016 and 2017 are as follows:

2016
Type	Description	Currency	Amount	Remaining useful years
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	506	11 months ~ 1 year and 11 months
	SCADA O/S (POWERON RELIANCE)	KRW	4,206	3 years and 1 month
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	5,750	5 years and 9 months
Mining rights	Mining right of Bylong mine	AUD	401,225	— (*)
Development expenditures	Development of maintenance system for utility plant	KRW	518	11 months
Intangible assets under development	Contributions to ARP NRC DC	KRW	41,190	—
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	44,502	9 years and 11 months
	Dangjin power plant load facility usage right	KRW	26,759	4 years and 3 months
Others	Sillim electricity supply facility usage right	KRW	2,196	4 years and 11 months

(*)	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.

2017
Type	Description	Currency	Amount	Remaining useful lives
	millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	1,135	3 years and 2 months ~ 3 years and 4 months
	AMI GATEWAY S/W	KRW	3,528	3 years and 2 months
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	11,724	4 years and 9 months
Mining rights	Mining right of Bylong mine	AUD	401,225	— (*)
Development expenditures	Electricity sales information system	KRW	29,391	4 years 3 months
Intangible assets under development	Contributions to ARP NRC DC	KRW	46,458	—
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	40,460	8 years and 11 months
	Dangjin power plant load facility usage right	KRW	20,463	3 years 3 months
Others	Occupancy and use of public waters	KRW	103,269	18 years 11 months

(*)	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.

(4)	For the years ended December 31, 2015, 2016 and 2017, the Company recognized research and development expenses of ￦611,220 million, ￦705,504 million and ￦721,437 million, respectively.